Investments in Associates	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investments in Associates

19.	INVESTMENTS IN ASSOCIATES

The associates of the Company are set out below:

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2017	2016
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.)	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%

	As of December 31,
	2017	2016
	US$’000	US$’000
Balance at January 1	786	1,633
Additions	—	—
Share of loss of associates	(3)	(710)
Impairment of investment in associates - SPRC	—	(126)
Exchange difference	78	(11)
Balance at December 31	861	786

The investments in SPRC, Loxpac and Loxpac HK have been fully impaired.

The Company’s investments in associates are accounted for using the equity method in the consolidated financial statements.

19.	INVESTMENTS IN ASSOCIATES (continued)

The following table summarized financial information of the Company’s investments in associates:

	As of December 31, 2017
	SPHC	Total
	US$’000	US$’000
Current assets	14	14
Non-current assets	1,926	1,926
Current liabilities	(3)	(3)
Non-current liabilities	(180)	(180)
Equity	1,757	1,757

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%
Carrying amount of the investment	861	861

Revenue	—	—
Loss	(5)	(5)

Share of the associates’ profit for the year:	(3)	(3)

	As of December 31, 2016
	SPRC	SPHC	Total
	US$’000	US$’000	US$’000
Current assets	93,461	18	93,479
Non-current assets	2,753	1,753	4,506
Current liabilities	(95,710)	(3)	(95,713)
Non-current liabilities	—	(164)	(164)
Equity	504	1,604	2,108

	As of December 31, 2016
	SPRC	SPHC	Total
	US$’000	US$’000	US$’000
Reconciliation to the Company’s investments in associates:
Percentage of equity interest	25%	49%
Carrying amount of the investment	—	786	786

Revenue	25,016	—	25,016
Loss	(2,826)	(5)	(2,831)

Share of the associates’ profit for the year:	(707)	(3)	(710)

19.	INVESTMENTS IN ASSOCIATES (continued)

	As of December 31, 2015
	SPRC	SPHC	Total
	US$’000	US$’000	US$’000
Revenue	28,989	—	28,989
Loss	(3,194)	(6)	(3,200)
Share of the associates’ profit for the year:	(798)	(3)	(801)

As of December 31, 2017 and 2016, the Company's associates had no contingent liabilities or capital commitments.